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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043

                          Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31


Date of reporting period:  April 1, 2005 through September 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------




--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                      HIGH
                                     INCOME
                                     TRUST

                                   Semiannual
                                     Report

                                    9/30/05



                                 [LOGO]PIONEER
                                       Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                         1

Portfolio Summary                                                             2

Prices and Distributions                                                      3

Performance Update                                                            4

Portfolio Management Discussion                                               5

Schedule of Investments                                                       9

Financial Statements                                                         21

Financial Highlights                                                         24

Notes to Financial Statements                                                26

Results of Shareowner Meeting                                                35

Trustees, Officers and Service Providers                                     36

Pioneer High Income Trust

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 9/30/05
--------------------------------------------------------------------------------


Dear Shareowner,
--------------------------------------------------------------------------------
Questions about the economic outlook moved from theoretical to real when Hurricanes Katrina and Rita wreaked devastation on people and property across much of the Gulf Coast. Before the storms struck, the economy had been motoring forward, with strong profit growth and good jobs numbers being reported across a range of sectors. Despite ten straight hikes by the Federal Reserve Board, interest rates were at tolerable levels, and businesses and households were managing to live with rising energy costs. The Fed raised rates again in September, suggesting continued concern that inflationary fires are merely banked, not extinguished. The stimulative effect of massive recovery spending may have been a factor in the Fed's decision. Damage to many Gulf area facilities may also keep oil and gasoline supplies tight and restrain GDP growth for a time. By late in the third quarter, energy prices had backed off peak levels, but remained high enough to prompt worries over their impact on consumers and the economy in general.

Consumers are key to the economy's direction. The national savings rate stands near zero, leaving households with little financial slack to continue absorbing punishing prices at the pump and in their heating and utility bills; confidence understandably sagged after the storms. However, U.S. consumers are notably resilient. If conditions in the job market rebound from storm-induced disruptions, their behavior seems unlikely to change very much.

Barring surprises, the hurricanes have not undercut our favorable expectations for the rest of the year. We believe carefully selected, high-quality stocks and bonds still show potential for solid results even in a slower-growth environment. With that in mind, our global investment experts are well positioned to seek attractive opportunities around the world.

Another Fund Group Joins the Pioneer Family

Pioneer Investment Management recently completed the acquisition of AmSouth Bancorporation's mutual fund management business. This transaction, our fifth in two years, adds seven new funds to our lineup and expands assets under management by over $5 billion. Transactions such as these increase our ability to offer competitively priced products to our shareowners and other investors through the services of their financial advisors. Please consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 9/30/05
--------------------------------------------------------------------------------


Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Corporate Bonds & Notes                                                    86.9%
Municipal Bonds                                                             5.4%
Temporary Cash Investments                                                  4.2%
Sovereign Debt Obligations                                                  1.5%
Convertible Bonds                                                           1.2%
CMO                                                                         0.8%

Portfolio Maturity
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

  [THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

0-1 Year                                                                    8.1%
1-3 Years                                                                  28.3%
3-4 Years                                                                  16.6%
4-6 Years                                                                  36.3%
6-8 Years                                                                   4.6%
8+ Years                                                                    6.1%

The portfolio is actively managed, and current holdings may be different.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS 9/30/05
--------------------------------------------------------------------------------


Share Prices and Distributions
--------------------------------------------------------------------------------

Market Value
per Common Share     9/30/05      3/31/05
                     $16.49       $15.12


Net Asset Value
per Common Share     9/30/05      3/31/05
                     $16.23       $16.34


Distributions per    Net
Common Share         Investment   Short-Term      Long-Term
(4/1/05 - 9/30/05)   Income       Capital Gains   Capital Gains
                     $0.825       $ -             $ -


10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of long-term holdings)

    1.   Xerox Capital Trust I, 8.0%, 2/1/27                                2.15%
    2.   Baytex Energy, Ltd., 9.625%, 7/15/10                               1.80
    3.   Burns, Philip Capital Property, Ltd., 9.75%, 7/15/12               1.77
    4.   Huntsman International LLC, 10.125%, 7/1/09                        1.72
    5.   Seabulk International, Inc., 9.5%, 8/15/13                         1.58
    6.   GATX Financial Corp., 8.875%, 6/1/09                               1.55
    7.   Kvaerner ASA, 0.0%, 10/30/11                                       1.38
    8.   Cia Brasileira de Bebida, 10.5%, 12/15/11                          1.29
    9.   OM Group, Inc., 9.25%, 12/15/11                                    1.27
   10.   Ship Finance International, Ltd., 8.5%, 12/15/13                   1.25

This list excludes temporary cash and derivative investments. The portfolio is actively managed, and current holdings may be different.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 9/30/05
--------------------------------------------------------------------------------


Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in common shares of Pioneer High Income Trust, compared to that of the Merrill Lynch High Yield Master II Index.

Cumulative Total Returns
(As of September 30, 2005)
                             Net Asset           Market
Period                      Value (NAV)          Price
 Life-of-Trust
 (4/25/02)                    64.74%             59.90%
 1 Year                       12.99              11.06

[The following data was represented as a mountain chart in the printed material.]

                             Pioneer          Merrill Lynch
                           High Income         High Yield
                              Trust          Master II Index
                            -----------      ---------------
4/02                          10000              10000
                               9062               8879
9/03                          11979              11481
                              14398              12899
9/05                          15990              13763

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and your shares may trade below net asset value ("NAV"), due to such factors as interest rate changes, and the perceived credit quality of borrowers.

Total investment return does not reflect broker sales charges or commissions. All performance is for common shares of the Trust.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and, once issued, shares of closed-end funds are sold in the open market through a stock exchange and frequently trade at prices lower than their NAV. NAV is total assets less total liabilities, which includes preferred shares, divided by the number of common shares outstanding.

When NAV is lower than market price, dividends are assumed to be reinvested at the greater of NAV or 95% of the market price. When NAV is higher, dividends are assumed to be reinvested at market price.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Index comparison begins April 30, 2002. The Merrill Lynch High Yield Master II Index is a commonly accepted measure of the performance of high yield securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05
--------------------------------------------------------------------------------


Higher-yielding, lower-rated bonds tended to outperform most other domestic fixed-income securities during the six months ended September 30, 2005, as the economy continued to expand and corporate profits and balance sheets strengthened. At the same time, investors began to worry about the impact of higher energy prices and the Federal Reserve Board's increases in short-term interest rates. In the following interview, Kenneth J. Taubes and Andrew Feltus, discuss the performance of High Income Trust during the six months. Mr. Taubes is the leader of the management team, and Mr. Feltus is a member of the team responsible for the daily management of the Trust.

Q:  How did the Trust perform?

A: Pioneer High Income Trust outperformed its high-yield benchmark, the Merrill Lynch High Yield Master II Index, at net asset value, and the Trust's return at market price was even higher. For the six months ended September 30, 2005, the Trust had a total return of 4.54% at net asset value, while its return at market price was 14.78%. The Trust's benchmark returned
    3.56% for the six months. The Trust also continued to produce a generous flow of dividend income to investors. On September 30, 2005, the 30-day yield of the Trust was 11.17%.

    Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

    The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:  What were the principal factors that influenced performance?

A: High-yield bond performance was volatile over the six months, as investors reacted to a variety of issues. In the spring, early in the period, lower-rated securities struggled amid investor fears that economic growth would slow because of the Federal Reserve's monetary tightening. Those fears became more pronounced when two major credit agencies lowered the bond ratings of automotive giants General Motors and Ford to below investment grade. However, as we entered the summer months, the market stabilized and absorbed the news about the automotive industry. Conditions

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                              (continued)
--------------------------------------------------------------------------------


    further improved when the government reported strong economic growth for the second quarter of 2005. However, anxiety increased again when Hurricane Katrina devastated the Gulf Coast region and the Federal Reserve Board continued to hike short-term rates because of inflation fears. Overall, the high-yield market produced positive returns for the six months, but results were very uneven during the period as sentiment changed.

Q:  What were your principal strategies?

A: Over the course of the six months, we moved to lower overall risk in the portfolio, both by upgrading credit quality and by reducing the Trust's exposure to interest-rate changes. At the end of the period, average credit quality had risen from B- to B, while the Trust's effective duration - a measure of interest-rate sensitivity - was 4.55 years. We invested about 9% of the portfolio in emerging market debt, which outperformed domestic high-yielding bonds and had less volatility than U.S. securities.

    Over the six months, the difference between the yields generated by our high-yield investments and the interest costs from short-term borrowing continued to create opportunities. Because the Trust has the ability to use leverage, or borrowed funds, as part of its strategy, it may borrow money at short-term rates and use that money to invest in higher-yielding assets. At the end of the period, about 25.5% of the portfolio's investments were leveraged.

    Among our holdings, we generally avoided the automotive industry and had no investments in bonds of either Ford or General Motors. We did, however, overweight bonds in the truck manufacturing industry, where manufacturing capacity and product inventories were more under control.

    We placed a significant emphasis on basic materials companies, including chemical corporations.

Q: What were some of the individual investments that had notable effects on performance?


A: Our investments in diversified chemicals companies did well, led by Celanese and Basell. We had several positions in bonds that appreciated after their issuers announced that the companies either were issuing stock offerings or were being acquired. Companies involved in initial public stock offerings included Horizon Lines, a shipping corporation, and Eschelon, a

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    telecommunications services provider. Among companies that were to be acquired by other corporations were IVAX, a generic drug manufacturer, Doane Pet Care, a pet food company, and NDCHealth, which provides processing services to the health care industry.

    We did have some disappointments, however, including our investments in bonds of Duane Reade, a New York-based retail pharmaceutical chain, and of two companies that filed for bankruptcy protection: Northwest Airlines and Anchor Glass.

Q:  What is your outlook?

A: We anticipate that we will continue to upgrade the overall credit quality of our portfolio holdings to reduce our exposure to a slowing of economic growth as the effects of Federal Reserve Board's interest-rate increases become more evident. We also believe inflationary pressures may increase as the impacts of higher energy prices work their way through the economy.

    While we are continuing to use leverage, we should note that rising short-term interest rates are increasing borrowing costs, which may affect the Trust's ability to sustain its current level of dividends at some point in the future. However, at the end of the period, on September 30, 2005, the Trust still was earning more in dividends than it was paying out.

    At times, the Trust's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

    Investments in high-yield or lower-rated securities are subject to greater-than-average risk. When interest rates rise, the prices of fixed-income securities in the Trust will generally fall. Conversely, when interest rates fall the prices of fixed-income securities in the Trust will generally rise. When concentrating on one issuer, the portfolio is sensitive to changes in the value of these securities. Investments in the Trust are subject to possible loss due to the financial failure of underlying securities and their inability to meet their debt obligations. These risks may increase share price volatility.

    Any information in this shareowner report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust

Pioneer High Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 9/30/05                              (continued)
--------------------------------------------------------------------------------


    management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

    The Trust's investment objective is a high level of current income. The Trust may, as a secondary objective, also seek capital appreciation to the extent consistent with its investment objective. There can be no assurance that the Trust will achieve its investment objectives. Under normal market conditions, the Trust invests at least 80% of its assets (net assets plus borrowing for investment purposes) in below investment grade (high-yield) debt securities, loans and preferred stocks. Because the Trust's investments will be concentrated in high-yield securities, it will be subject to risks of such securities. Below investment grade securities are commonly referred to as "junk bonds" and are considered speculative with respect to the issuer's capacity to pay interest and repay principal. They involve greater risk of loss, are subject to greater price volatility and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities. Risks of the investing in the Trust are discussed in greater detail in the Trust's registration statement on Form N-2 relating to its common shares, which was filed with the Securities and Exchange Commission on April 29, 2002.

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05 (unaudited)
--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   COLLATERIZED MORTGAGE OBLIGATIONS - 1.1% of Net Assets
                                   Diversified Financials - 1.1%
      4,860,000      NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14 (144A)                 $   4,789,771
                                                                                            -------------
                                   TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                                   (Cost $4,860,000)                                        $   4,789,771
                                                                                            -------------
                                   CORPORATE BONDS & NOTES - 118.7% of Net Assets
                                   Energy - 9.1%
                                   Oil & Gas Drilling - 0.6%
      2,375,000      B-/B3         Ocean Rig Norway AS, 8.375%, 7/1/13 (144A)               $   2,570,938
                                                                                            -------------
                                   Oil & Gas Equipment & Services - 2.0%
      1,477,000      B+/Ba3        Holly Energy Partners, L.P., 6.25%, 3/1/15 (144A)        $   1,462,230
      6,200,000      CCC+/Caa1     J. Ray McDermott SA, 11.0%, 12/15/13 (144A)                  7,099,000
                                                                                            -------------
                                                                                            $   8,561,230
                                                                                            -------------
                                   Oil & Gas Exploration & Production - 6.0%
      9,784,000      B-/B3         Baytex Energy, Ltd., 9.625%, 7/15/10                     $  10,248,740
      1,570,000      B-/B3         Clayton William Energy, 7.75%, 8/1/13 (144A)                 1,534,675
      1,735,000      B-/NR         Delta Petroleum Corp., 7.0%, 4/1/15                          1,656,925
      5,000,000      B+/B2         Energy Partners, Ltd., 8.75%, 8/1/10                         5,225,000
      5,300,000      CCC+/NR       PetroQuest Energy, Inc., 10.375%, 5/15/12                    5,604,750
      2,135,000      B+/B2         Stone Energy Corp., 6.75%, 12/15/14                          2,097,638
                                                                                            -------------
                                                                                            $  26,367,728
                                                                                            -------------
                                   Oil & Gas Storage & Transportation - 0.5%
      1,938,000      B/B3          Transmontaigne, Inc., 9.125%, 6/1/10                     $   2,034,900
                                                                                            -------------
                                   Total Energy                                             $  39,534,796
                                                                                            -------------
                                   Materials - 25.1%
                                   Commodity Chemicals - 3.1%
      4,635,000      BB-/B1        ARCO Chemical Co., 9.8%, 2/1/20                          $   5,231,756
      2,900,000(b)   B-/B3         Aventine Renewable Energy, 9.87%,
                                     12/15/11 (144A)                                            3,016,000
      5,000,000      B+/B1         Invista, 9.25%, 5/1/12 (144A)                                5,437,500
                                                                                            -------------
                                                                                            $  13,685,256
                                                                                            -------------
                                   Diversified Chemicals - 3.6%
        385,000      B/B2          Ashtead Holdings Plc, 8.625%, 8/1/15 (144A)              $     404,731
        810,000      BB-/NR        Braskem SA, 9.375%, 6/1/15 (144)                               878,850
      2,550,000      BB-/NR        Braskem SA, 11.75%, 1/22/14                                  3,091,875
EURO  7,870,000      B/B3          Huntsman International LLC, 10.125%, 7/1/09                  9,820,539
EURO  1,190,000      B-/B2         Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)                     1,477,762
                                                                                            -------------
                                                                                            $  15,673,757
                                                                                            -------------


  The accompanying notes are an integral part of these financial statements.   9

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   Specialty Chemicals - 9.3%
       550,000       BB-/B1        ARCO Chemical Co., 9.375%, 12/15/05                      $     554,813
     3,700,000       B-/B2         Basell Finance Co., 8.1%, 3/15/27 (144A)                     3,570,500
     6,060,000(a)    B-/Caa2       Crystal US Holdings, 0.0%, 10/1/14                           4,242,000
     5,800,000       BB/Ba1        Ferro Corp., 7.125%, 4/1/28                                  5,895,317
     1,300,000       BB/Ba1        Ferro Corp., 7.625%, 5/1/13                                  1,333,387
     4,500,000       BBB-/Ba1      Methanex Corp., 8.75%, 8/15/12                               5,135,625
     7,100,000       B-/Caa1       OM Group, Inc., 9.25%, 12/15/11                              7,224,250
     6,175,000(e)    B-/Caa2       Resolution Performance Products LLC,
                                     13.5%, 11/15/10                                            6,560,937
EURO 4,970,000       CCC+/Caa1     Rhodia SA, 9.25%, 6/1/11                                     5,932,146
                                                                                            -------------
                                                                                            $  40,448,975
                                                                                            -------------
                                   Construction Materials - 0.6%
     2,225,000       CCC+/Caa1     RMCC Acquisition Co., 9.5%, 11/1/12 (144A)               $   2,247,250
       438,000       BB-/Ba3       Texas Industries, Inc., 7.25%, 7/15/13 (144A)                  455,520
                                                                                            -------------
                                                                                            $   2,702,770
                                                                                            -------------
                                   Metal & Glass Containers - 3.5%
     3,055,000       D/NR          Anchor Glass Container Corp., 11.0%, 2/15/13*            $   1,955,200
     2,000,000       B+/B1         Crown Euro Holdings SA, 9.5%, 3/1/11                         2,190,000
EURO 1,950,000       B+/NR         Crown Euro Holdings SA, 10.25%, 3/1/11                       2,668,399
     4,020,000       BB-/B1        Greif Bros. Corp., 8.875%, 8/1/12                            4,311,450
     4,135,000       B/B2          Vitro Envases, 10.75%, 7/23/11 (144A)                        4,217,700
                                                                                            -------------
                                                                                            $  15,342,749
                                                                                            -------------
                                   Paper Packaging - 1.2%
     1,300,000       CCC+/Caa2     Graham Packaging Co., L.P., 9.875%, 10/15/14             $   1,248,000
     4,000,000       B-/B3         Graphic Packaging International, Inc.,
                                     9.5%, 8/15/13                                              3,760,000
                                                                                            -------------
                                                                                            $   5,008,000
                                                                                            -------------
                                   Aluminum - 0.3%
     1,440,000       B-/NR         Aleris International, Inc., 9.0%, 11/15/14               $   1,519,200
                                                                                            -------------
                                   Diversified Metals & Mining - 1.2%
     4,600,000       B+/B1         Freeport-McMoRan Copper & Gold, Inc.,
                                     10.125%, 2/1/10                                        $   5,083,000
                                                                                            -------------
                                   Steel - 1.5%
     2,900,000       BB-/Ba3       CSN Islands VIII Corp., 9.75%, 12/16/13 (144A)           $   3,219,000
       880,000       BB-/Ba3       CSN Islands IX Corp., 10.0%, 1/15/15 (144A)                    979,000
     2,485,000       B-/B3         Edgen Acquisition Corp., 9.875%, 2/1/11                      2,497,425
                                                                                            -------------
                                                                                            $   6,695,425
                                                                                            -------------


10  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   Forest Products - 0.4%
     1,645,000       B/B1          Mandra Forestry Holdings, Ltd., 12.0%,
                                     5/15/13 (144A)                                         $   1,661,450
                                                                                            -------------
                                   Paper Products - 0.4%
     1,875,000       B/Caa1        Mercer International, Inc., 9.25%, 2/15/13               $   1,593,750
                                                                                            -------------
                                   Total Materials                                          $ 109,414,332
                                                                                            -------------
                                   Capital Goods - 5.2%
                                   Building Products - 1.7%
     3,160,000(b)    B/B3          Builders FirstSource, Inc., 8.04%, 2/15/12 (144A)        $   3,191,600
     4,185,000       B-/B3         U.S. Concrete, Inc., 8.375%, 4/1/14                          4,205,925
                                                                                            -------------
                                                                                            $   7,397,525
                                                                                            -------------
                                   Heavy Electrical Equipment - 2.0%
     4,790,000       CCC+/B3       Altra Industrial Motion, 9.0%, 12/1/11 (144A)            $   4,694,200
     3,975,000       B/B2          Hawk Corp., 8.75%, 11/1/14                                   4,014,750
                                                                                            -------------
                                                                                            $   8,708,950
                                                                                            -------------
                                   Construction & Farm Machinery & Heavy Truck - 1.2%
     3,300,000       B-/B3         American Rock Salt Co., LLC, 9.5%, 3/15/14               $   3,357,750
     1,980,000       B/B3          Hines Nurseries, Inc., 10.25%, 10/1/11                       2,009,700
                                                                                            -------------
                                                                                            $   5,367,450
                                                                                            -------------
                                   Industrial Machinery - 0.3%
     1,217,000       B/B2          Manitowac Co., Inc., 10.5%, 8/1/12                       $   1,359,998
                                                                                            -------------
                                   Total Capital Goods                                      $  22,833,923
                                                                                            -------------
                                   Commercial Services & Supplies - 9.9%
                                   Diversified Commercial & Professional Services - 5.3%
     3,500,000       B-/Caa1       Allied Security Escrow, 11.375%, 7/15/11                 $   3,473,750
     1,850,000       B/B2          Brickman Group, Ltd., Series B,
                                     11.75%, 12/15/09                                           2,072,000
     3,620,000       B-/Caa1       Cardtronics, Inc., 9.25%, 8/15/13 (144A)                     3,701,450
     3,230,000       CCC+/B3       Cornell Companies, Inc., 10.75%, 7/1/12                      3,326,900
     4,820,000       CCC+/Caa1     Park-Ohio Industries, Inc., 8.375%, 11/15/14                 4,181,350
     6,695,000(e)    B+/Caa1       United Rentals North America, Inc., 7.75%, 11/15/13          6,460,675
                                                                                            -------------
                                                                                            $  23,216,125
                                                                                            -------------
                                   Human Resource & Employment Services - 0.6%
     2,700,000       B-/B3         Knowledge Learning Corp., Inc., 7.75%,
                                     2/1/15 (144A)                                          $   2,646,000
                                                                                            -------------
                                   Environmental & Facilities Services - 4.0%
     6,275,000       B/B3          Clean Harbors, Inc., 11.25%, 7/15/12 (144A)              $   7,028,000
     5,020,000       CCC+/Caa1     Hydrochem Industrial Services, Inc., 9.25%,
                                     2/15/13 (144A)                                             4,674,875

  The accompanying notes are an integral part of these financial statements.  11

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   Environmental & Facilities Services (continued)
     5,800,000       CCC/Ca        Waste Services, Inc., 9.5%, 4/15/14 (144A)               $   5,771,000
                                                                                            -------------
                                                                                            $  17,473,875
                                                                                            -------------
                                   Total Commerical Service & Supplies                      $  43,336,000
                                                                                            -------------
                                   Transportation - 15.2%
                                   Airlines - 3.0%
       401,841       CCC/Caa2      American Airlines, Inc., 8.97%, 3/29/08                  $     343,024
     1,100,000       NR/B3         American Airlines, Inc., 10.38%, 3/4/06                      1,061,500
     2,065,000(e)    CCC/Caa2      AMR Corp., 9.0%, 8/1/12                                      1,455,825
     2,440,000       CCC/Caa2      AMR Corp., 9.8%, 10/1/21                                     1,427,400
     3,200,000       CCC/Caa2      AMR Corp., 10.2%, 3/15/20                                    1,872,000
     6,000,000       B/B3          Continental Airlines, Inc., Series D, 7.568%,
                                     12/1/06                                                    5,569,906
     3,885,000       D/C           Northwest Airlines, Inc., 8.7%, 3/15/07*                     1,107,225
                                                                                            -------------
                                                                                            $  12,836,880
                                                                                            -------------
                                   Marine - 9.9%
     5,000,000       BB+/Ba3       CP Ships, Ltd., 10.375%, 7/15/12                         $   5,675,000
     6,000,000(a)    NR/Caa2       H-Lines Finance Holding, 0.0%, 4/1/13 (144A)                 4,980,000
NOK 27,300,000(a)    NR/NR         Kvaerner ASA, 0.0%, 10/30/11                                 3,682,234
     8,897,000(a)    NR/NR         Kvaerner ASA, 0.0%, 10/30/11                                 7,873,845
     8,000,000       BB+/Ba3       Seabulk International, Inc., 9.5%, 8/15/13                   9,000,000
     7,350,000       B/B1          Ship Finance International, Ltd., 8.5%, 12/15/13             7,157,062
     1,000,000       BB-/Ba3       Stena AB, 7.0%, 12/1/16                                        925,000
     1,000,000       BB-/Ba3       Stena AB, 7.5%, 11/1/13                                        972,500
     2,900,000       B-/B3         Trailer Bridge, Inc., 9.25%, 11/15/11                        2,990,625
                                                                                            -------------
                                                                                            $  43,256,266
                                                                                            -------------
                                   Railroads - 1.7%
     4,525,000       CCC+/Caa2     Atlantic Express Transportation Corp.,
                                     12.0%, 4/15/08                                         $   4,146,031
     2,500,000       B+/B2         Grupo Transportacion Ferroviaria Mexicana, SA de
                                     CV, 9.375%, 5/1/12 (144A)                                  2,700,000
       400,000       B+/B2         Grupo Transportacion Ferroviaria Mexicana, SA de
                                     CV, 10.25%, 6/15/07                                          428,000
                                                                                            -------------
                                                                                            $   7,274,031
                                                                                            -------------
                                   Trucking - 0.5%
     2,175,000       B+/B1         Greenbrier Companies, Inc., 8.375%, 5/15/15              $   2,262,000
                                                                                            -------------
                                   Airport Services - 0.1%
       535,000       B-/Caa1       K&F Acquisition, Inc., 7.75%, 11/15/14                   $     540,350
                                                                                            -------------
                                   Total Transportation                                     $  66,169,527
                                                                                            -------------


12  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   Automobiles & Components - 4.6%
                                   Auto Parts & Equipment - 3.0%
     3,590,000       B/B3          Cooper-Standard Automotive, Inc.,
                                     8.375%, 12/15/14                                       $   3,015,600
     2,400,000(e)    CCC-/Ca       Delphi Corp., 6.55%, 6/15/06                                 1,764,000
     5,475,000       B-/Caa1       Stanadyne Corp., 10.0%, 8/15/14                              5,420,250
     2,600,000       B-/B3         UGS Corp., 10.0%, 6/1/12                                     2,847,000
                                                                                            -------------
                                                                                            $  13,046,850
                                                                                            -------------
                                   Tires & Rubber - 1.6%
     7,010,000       B-/B3         Goodyear Tire & Rubber Co., 9.0%, 7/1/15 (144A)          $   6,904,850
                                                                                            -------------
                                   Total Automobiles & Components                           $  19,951,700
                                                                                            -------------
                                   Consumer Durable & Apparel - 0.4%
                                   Homebuilding - 0.4%
     1,165,000       B+/Ba3        WCI Communities, Inc., 7.875%, 10/1/13                   $   1,150,437
       700,000       B/B2          William Lyon Homes, Inc., 7.625%, 12/15/12                     663,250
                                                                                            -------------
                                                                                            $   1,813,687
                                                                                            -------------
                                   Total Consumer Durable & Apparel                         $   1,813,687
                                                                                            -------------
                                   Consumer Services - 1.6%
                                   Hotels, Resorts & Cruise Lines - 1.1%
     1,350,000       BB-/Ba3       Grupo Posadas SA, 8.75%, 10/4/11 (144A)                  $   1,444,500
     2,990,000(e)    CCC+/B2       MeriStar Hospitality Operating Partnership, L.P.,
                                     10.5%, 6/15/09                                             3,169,400
                                                                                            -------------
                                                                                            $   4,613,900
                                                                                            -------------
                                   Leisure Facilities - 0.5%
     2,500,000       CCC+/Caa1     True Temper Sports, Inc., 8.375%, 9/15/11                $   2,325,000
                                                                                            -------------
                                   Total Consumer Services                                  $   6,938,900
                                                                                            -------------
                                   Media - 4.2%
                                   Broadcasting & Cable TV - 1.6%
 EURO 3,750,000      B-/B2         Kabel Deutschland GMBH, 10.75%,
                                     7/1/14 (144A)                                          $   5,176,748
 EURO 1,590,000      B-/B3         NTL Cable Plc, 8.75%, 4/15/14                                2,008,036
                                                                                            -------------
                                                                                            $   7,184,784
                                                                                            -------------
                                   Movies & Entertainment - 0.8%
     3,000,000       B-/B3         LodgeNet Entertainment Corp., 9.5%, 6/15/13              $   3,285,000
                                                                                            -------------
                                   Publishing - 1.8%
     5,085,000       B/B1          Sheridan Acquisition Corp., 10.25%, 8/15/11              $   5,288,400
     3,700,000(a)    B-/Caa2       Visant Holding Corp., 0.0%, 12/1/13                          2,664,000
                                                                                            -------------
                                                                                            $   7,952,400
                                                                                            -------------
                                   Total Media                                              $  18,422,184
                                                                                            -------------

  The accompanying notes are an integral part of these financial statements.  13

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   Retailing - 4.5%
                                   Distributors - 0.7%
     2,830,000       B-/Caa1       Intcomex, Inc., 11.75%, 1/15/11 (144A)                   $   2,815,850
                                                                                            -------------
                                   Department Stores - 0.9%
     3,800,000       BB+/Ba1       J.C. Penney Co., Inc., 8.125%, 4/1/27                    $   4,004,250
                                                                                            -------------
                                   General Merchandise Stores Retail - 0.7%
EURO 2,500,000       CCC+/Caa1     Ray Acquisition SCA, 9.375%, 3/16/15 (144A)              $   3,134,683
                                                                                            -------------
                                   Computer & Electronics Retailing - 0.2%
       695,000       B+/Ba3        GSC Holdings Corp., 8.0%, 10/1/12 (144A)                 $     691,525
                                                                                            -------------
                                   Specialty Stores - 0.9%
     3,840,000       B/B3          Asbury Automotive Group, Inc., 9.0%, 6/15/12             $   3,859,200
                                                                                            -------------
                                   Automotive Retail - 1.1%
     5,370,000       B-/B3         Pep Boys-Manny, Moe & Jack, 7.5%, 12/15/14               $   4,994,100
                                                                                            -------------
                                   Total Retailing                                          $  19,499,608
                                                                                            -------------
                                   Food & Staples Retailing - 2.9%
                                   Drug Retail - 0.8%
       550,000(b)    CCC+/Caa1     Duane Reade, Inc., 8.37% 12/15/10                        $     525,250
     3,700,000(e)    CCC+/Caa3     Duane Reade, Inc., 9.75%, 8/1/11                             2,775,000
                                                                                            -------------
                                                                                            $   3,300,250
                                                                                            -------------
                                   Food Distributors - 2.1%
     5,750,000       CCC+/Caa2     Doane Pet Care Co., 9.75%, 5/15/07                       $   5,721,250
     3,380,000       B+/B2         Wornick Co., 10.875%, 7/15/11                                3,472,950
                                                                                            -------------
                                                                                            $   9,194,200
                                                                                            -------------
                                   Total Food & Staples Retailing                           $  12,494,450
                                                                                            -------------
                                   Food, Beverage & Tobacco - 4.0%
                                   Soft Drinks - 1.7%
     5,885,000       BBB-/Baa3     Cia Brasileira de Bebida, 10.5%, 12/15/11                $   7,341,537
                                                                                            -------------
                                   Packaged Foods & Meats - 2.3%
     9,000,000       B/B3          Burns, Philp Capital Property, Ltd., 9.75%,
                                     7/15/12                                                $  10,080,000
                                                                                            -------------
                                   Total Food, Beverage & Tobacco                           $  17,421,537
                                                                                            -------------
                                   Health Care Equipment & Services - 4.8%
                                   Health Care Equipment & Services - 1.8%
     5,265,000(e)    CCC+/B3       Hanger Orthopedic Group, Inc., 10.375%,
                                     2/15/09                                                $   5,357,138
     2,900,000(b)    B-/B3         Medical Services Co., 10.93938%, 10/15/11
                                     (144A)                                                     2,610,000
                                                                                            -------------
                                                                                            $   7,967,138
                                                                                            -------------


14  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   Health Care Services - 2.4%
     2,160,000       B-/Caa1       AMR HoldCo/Emcare HoldCo, 10.0%,
                                     2/15/15 (144A)                                         $   2,332,800
     1,500,000       B/B1          National Nephrology Associates, Inc., 9.0%,
                                     11/1/11 (144A)                                             1,668,750
     2,000,000       CCC+/B3       NDCHealth Corp., 10.5%, 12/1/12                              2,290,000
     4,055,000       CCC+/Caa1     Rural/Metro Corp., 9.875%, 3/15/15 (144A)                    4,318,575
                                                                                            -------------
                                                                                            $  10,610,125
                                                                                            -------------
                                   Managed Health Care - 0.6%
     2,335,000       BBB-/Ba3      PacifiCare Health Systems, Inc., 10.75%, 6/1/09          $   2,527,637
                                                                                            -------------
                                   Total Health Care Equipment & Services                   $  21,104,900
                                                                                            -------------
                                   Pharmaceuticals & Biotechnology - 1.0%
                                   Pharmaceuticals - 1.0%
     4,400,000       CCC+/Caa1     Warner Chilcott Corp., 8.75%, 2/1/15 (144A)              $   4,224,000
                                                                                            -------------
                                   Total Pharmaceuticals & Biotechnology                    $   4,224,000
                                                                                            -------------
                                   Diversified Financials - 6.7%
                                   Other Diversified Financials Services - 3.5%
     5,587,000(a)    CCC+/Caa1     Alamosa Delaware, Inc., 12.0%, 7/31/09                   $   6,187,602
     6,135,000       B/B3          Dollar Financial Group, 9.75%, 11/15/11                      6,380,400
EURO 2,000,000       B-/B3         MDP Acquisitions Plc, 10.125%, 10/1/12                       2,592,142
                                                                                            -------------
                                                                                            $  15,160,144
                                                                                            -------------
                                   Specialized Finance - 2.4%
     1,500,000       NR/B3         Digicel, Ltd., 9.25%, 9/1/12 (144A)                      $   1,552,500
     7,950,000       BBB-/Baa3     GATX Financial Corp., 8.875%, 6/1/09                         8,867,414
                                                                                            -------------
                                                                                            $  10,419,914
                                                                                            -------------
                                   Investment Banking & Brokerage - 0.8%
     3,213,000       B/B3          Refco Finance Holdings, 9.0%, 8/1/12                     $   3,494,137
                                                                                            -------------
                                   Total Diversified Financials                             $  29,074,195
                                                                                            -------------
                                   Insurance - 3.4%
                                   Life & Health Insurance - 1.3%
     5,725,000       B-/B2         Presidential Life Corp., 7.875%, 2/15/09                 $   5,696,375
                                                                                            -------------
                                   Multi-Line Insurance - 1.3%
     5,300,000       BB/Ba1        Allmerica Financial Corp., 7.625%, 10/15/25              $   5,672,187
                                                                                            -------------
                                   Property & Casualty Insurance - 0.8%
     3,380,000       BBB-/NR       Kingsway America, Inc., 7.5%, 2/1/14                     $   3,499,814
                                                                                            -------------
                                   Total Insurance                                          $  14,868,376
                                                                                            -------------

  The accompanying notes are an integral part of these financial statements.  15

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   Technology Hardware & Equipment - 4.6%
                                   Communications Equipment - 0.7%
     2,900,000       B/B1          Lucent Technologies, Inc., 7.25%, 7/15/06                $   2,950,750
                                                                                            -------------
                                   Electronic Equipment Manufacturers - 0.1%
       215,000       B/B2          General Cable Corp., 9.5%, 11/15/10                      $     226,288
                                                                                            -------------
                                   Electronic Manufacturing Services - 1.0%
     4,000,000       BB-/Ba2       Sanmina-SCI Corp., 10.375%, 1/15/10                      $   4,410,000
                                                                                            -------------
                                   Office Electronics - 2.8%
    11,830,000       B-/Ba3        Xerox Capital Trust I, 8.0%, 2/1/27                      $  12,273,625
                                                                                            -------------
                                   Total Technology Hardware & Equipment                    $  19,860,663
                                                                                            -------------
                                   Telecommunication Services - 8.5%
                                   Integrated Telecommunication Services - 2.2%
     5,212,000       CCC+/Caa1     Eschelon Operating Co., 8.375%, 3/15/10                  $   4,847,160
     4,025,000       B+/B2         GCI, Inc., 7.25%, 2/15/14                                    3,894,188
     1,400,000(a)    B/B3          Zeus Special Subsidiary, Ltd., 0.0%,
                                     2/1/15 (144A)                                                924,000
                                                                                            -------------
                                                                                            $   9,665,348
                                                                                            -------------
                                   Wireless Telecommunications Services - 6.3%
     3,900,000       CCC/B3        Horizon PCS, Inc., 11.375%, 7/15/12                      $   4,485,000
     2,200,000(a)    B/B2          Inmarsat Finance II Plc, 0.0%, 11/15/12                      1,804,000
     5,150,000       B+/B3         Mobifon Holdings BV, 12.5%, 7/31/10                          6,051,250
     3,230,000       BB-/Ba3       Mobile Telesystems, 9.75%, 1/30/08 (144A)                    3,488,400
     3,000,000(e)    CCC/Caa2      Rural Cellular Corp., 9.75%, 1/15/10                         3,030,000
     2,470,000       NR/Baa3       Tele Norte Leste Participacoes SA, 8.0%,
                                     12/18/13                                                   2,605,850
     5,525,000       CCC/Caa1      UbiquiTel Operating Co., 9.875%, 3/1/11                      6,132,750
                                                                                            -------------
                                                                                            $  27,597,250
                                                                                            -------------
                                   Total Telecommunication Services                         $  37,262,598
                                                                                            -------------
                                   Utilities - 3.0%
                                   Electric Utilities - 2.5%
     2,000,000       B/B1          Aes Chivor SA ESP, 9.75%, 12/30/14 (144A)                $   2,241,000
     1,867,500       BBB-/Baa3     Empresa Electrica Guacolda SA, 8.625%,
                                     4/30/13 (144A)                                             2,058,528
     6,478,631       NR/NR         Ormat Funding Corp., 8.25%, 12/30/20                         6,527,221
                                                                                            -------------
                                                                                            $  10,826,749
                                                                                            -------------
                                   Multi-Utilities - 0.5%
     2,300,000       B+/B1         Reliant Energy, Inc., 6.75%, 12/15/14                    $   2,259,750
                                                                                            -------------
                                   Total Utilities                                          $  13,086,499
                                                                                            -------------
                                   TOTAL CORPORATE BONDS & NOTES
                                   (Cost $486,933,938)                                      $ 517,311,875
                                                                                            -------------

16  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal            S&P/Moody's
Amount               Ratings
USD ($)              (unaudited)                                                                    Value
                                   CONVERTIBLE BONDS & NOTES - 1.6% of Net Assets
                                   Consumer Services - 0.9%
                                   Specialized Consumer Services - 0.9%
     4,000,000       B/B1          SCI Systems, Inc., 3.0%, 3/15/07                         $   3,850,000
                                                                                            -------------
                                   Total Consumer Services                                  $   3,850,000
                                                                                            -------------
                                   Pharmaceuticals & Biotechnology - 0.7%
                                   Pharmaceuticals - 0.7%
     2,500,000       NR/NR         IVAX Corp., 1.875%, 12/15/24                             $   3,228,125
                                                                                            -------------
                                   Total Pharmaceuticals & Biotechnology                    $   3,228,125
                                                                                            -------------
                                   TOTAL CONVERTIBLE BONDS & NOTES
                                   (Cost $6,110,886)                                        $   7,078,125
                                                                                            -------------
                                   MUNICIPAL BONDS - 7.3% of Net Assets
                                   Indiana - 3.0%
     1,650,000       BBB-/Ba3      East Chicago Industrial Pollution Ctl. Rev.,
                                     7.0%, 1/1/14                                           $   1,749,907
     3,000,000       BBB-/Ba3      East Chicago Industrial Pollution Ctl. Rev.,
                                     7.125%, 6/1/07                                             3,124,050
     3,665,000       BBB-/Ba3      Indiana Dev. Fin. Auth. Pollution Ctl. Rev.,
                                     7.25%, 11/1/11                                             3,822,632
     4,250,000       BBB-/Ba3      Indiana Dev. Fin. Auth. Rev., 5.75%, 10/1/11                 4,422,465
                                                                                            -------------
                                                                                            $  13,119,054
                                                                                            -------------
                                   Michigan - 0.3%
     3,000,000       NR/NR         Wayne Charter County, Spl. Arpt. Facs. Rev.,
                                     6.75%, 12/1/15*                                        $   1,567,500
                                                                                            -------------
                                   New Jersey - 2.0%
     4,525,000       B/Caa2        New Jersey Economic Dev. Auth. Rev., 7.0%,
                                     11/15/30                                               $   3,928,741
     4,000,000       BBB/Baa3      Tobacco Settlement Financing Corp., 7.0%,
                                     6/1/41                                                     4,773,880
                                                                                            -------------
                                                                                            $   8,702,621
                                                                                            -------------
                                   New York - 0.9%
     3,475,000       BB-/Ba2       New York City Ind. Dev. Agcy., British Airways Plc
                                     Proj., 7.625%, 12/1/32                                 $   3,773,815
                                                                                            -------------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------


Principal                   S&P/Moody's
Amount                      Ratings
USD ($)                     (unaudited)                                                                   Value
                                          North Carolina - 1.1%
            4,800,000       NR/NR         Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l
                                            Airport, 5.60%, 7/1/27                               $    3,113,952
            2,000,000       NR/NR         Charlotte, Spl. Facs. Rev., Charlotte/Douglas Int'l
                                            Airport, 7.75%, 2/1/28                                    1,749,720
                                                                                                 --------------
                                                                                                 $    4,863,672
                                                                                                 --------------
                                          TOTAL MUNICIPAL BONDS
                                          (Cost $26,067,223)                                     $   32,026,662
                                                                                                 --------------
                                          SOVEREIGN DEBT OBLIGATIONS - 2.1% of Net Assets
                                          Brazil - 0.7%
ITL     4,800,000,000(a)    BB-/B1        Banco Nacional de Desenvolimento Bndes,
                                            8.0%, 4/28/10                                        $    3,272,734
                                                                                                 --------------
                                          Ecuador - 0.8%
            3,515,000(a)    CCC+/Caa1     Federal Republic of Ecuador, 9.0%,
                                            8/15/30 (144A)                                       $    3,304,100
                                                                                                 --------------
                                          Russia - 0.6%
            2,320,000(a)    BBB-/Baa3     Russian Federation, 5.0%, 3/31/30                      $    2,662,200
                                                                                                 --------------
                                          TOTAL SOVEREIGN DEBT OBLIGATIONS
                                          (Cost $5,988,431)                                      $    9,239,034
                                                                                                 --------------
               Shares
                                          WARRANTS - 0.0% of Net Assets
                                          Materials - 0.0%
                                          Forest Products - 0.0%
                1,645                     Mandra Forestry Holdings, Ltd. - CW13,
                                            Expires 5/15/13**                                    $            -
                                                                                                 --------------
                                          Total Materials                                        $            -
                                                                                                 --------------
                                          Transportation - 0.0%
                                          Railroads - 0.0%
                4,525                     Atlantic Express Transportation Corp.,
                                            Expires 4/15/08**                                    $            -
                                                                                                 --------------
                                          Total Transportation                                   $            -
                                                                                                 --------------
                                          TOTAL WARRANTS
                                          (Cost $0)                                              $            -
                                                                                                 --------------


18  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


Principal     S&P/Moody's
Amount        Ratings
USD ($)       (unaudited)                                                                           Value
                            TEMPORARY CASH INVESTMENTS - 5.7% of Net Assets
                            Repurchase Agreement - 0.5%
 2,200,000    NR/NR         Bear Stearns Co., Inc., 3.2%, dated 9/30/05,
                            repurchase price of $2,200,000 plus accrued
                            interest on 10/3/05 collateralized by $2,319,000
                            U.S. Treasury Notes, 3.0%, 2/15/09                              $   2,200,000
                                                                                            -------------
    Shares
                            Security Lending Collateral - 5.2%
22,671,532                  Securities Lending Investment Fund, 3.76%                       $  22,671,532
                                                                                            -------------
                            TOTAL TEMPORARY CASH INVESTMENTS
                            (Cost $24,871,532)                                              $  24,871,532
                                                                                            -------------
                            TOTAL INVESTMENTS IN SECURITIES - 136.5%
                            (Cost $554,832,010) (c)(d)                                      $ 595,316,999
                                                                                            -------------
                            OTHER ASSETS AND LIABILITIES - (1.9)%                           $  (8,341,598)
                                                                                            -------------
                            PREFERRED SHARES AT REDEMPTION
                            VALUE - (34.6)%                                                 $(151,000,000)
                                                                                            -------------
                            NET ASSETS APPLICABLE TO COMMON
                            SHAREOWNERS - 100.0%                                            $ 435,975,401
                                                                                            =============

NR     Security not rated by S&P or Moody's.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2005, the value of these securities amounted to $133,299,811 or 30.6% of total net assets applicable to common shareholders.

*      Security is in default and is non-income producing.

**     Non-income producing.

(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at period end.

(b)    Floating rate note.

(c) At September 30, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $555,188,996 was as follows:

        Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                                             $50,165,724
        Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                                             (10,037,721)
                                                                                              -----------
        Net unrealized gain                                                                   $40,128,003
                                                                                              ===========

For financial reporting purposes net unrealized gain was $40,484,989 and cost of investments aggregated $554,832,010


  The accompanying notes are an integral part of these financial statements.  19

Pioneer High Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 9/30/05  (unaudited)                         (continued)
--------------------------------------------------------------------------------


 (d)      Distribution of investments by country of issue, as a percentage of total holdings, is as follows:
          United States                                                                74.6%
          Canada                                                                        4.5
          Norway                                                                        3.6
          Brazil                                                                        2.9
          France                                                                        2.3
          Australia                                                                     1.7
          Mexico                                                                        1.5
          Panama                                                                        1.2
          Romania                                                                       1.0
          Russia                                                                        1.0
          Germany                                                                       0.9
          Cayman Islands                                                                0.7
          Great Britain                                                                 0.7
          Ecuador                                                                       0.6
          Netherlands                                                                   0.6
          Colombia                                                                      0.4
          Ireland                                                                       0.4
          Bermuda                                                                       0.3
          Chile                                                                         0.3
          China                                                                         0.3
          Sweden                                                                        0.3
          Luxembourg                                                                    0.2
                                                                                     ------
                                                                                      100.0%
                                                                                     ======
 (e)      At September 30, 2005, the following securities were out on loan:

          Principal
             Amount   Description                                            Market Value
         $2,064,750   AMR Corp., 9.0%, 8/1/12                                 $ 1,455,649
           2,280,00   Delphi Corp., 6.55%, 6/15/06                              1,675,800
          3,515,000   Duane Reade, Inc., 9.75%, 8/1/11                          2,636,250
          5,001,750   Hanger Orthopedic Group, Inc., 10.375%, 2/15/09           5,089,281
          1,125,000   MeriStar Hospitality Operating Partnership, L.P.,
                      10.5%, 6/15/09                                            1,192,500
            540,000   Northwest Airlines, Inc., 9.875%, 3/15/07***                151,200
          2,500,000   Resolution Performance Products LLC, 13.5%,
                      11/15/10                                                  2,656,250
            700,000   Rural Cellular Corp., 9.75%, 1/15/10                        707,000
          6,360,250   United Rentals North America, Inc., 7.75%,
                      11/15/13                                                  6,137,641
                                                                              -----------
                                                                              $21,701,571
                                                                              ===========

***     Awaiting pending sale, not part of portfolio at period ending 9/30/05.
Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

EURO    Euro
ITL     Italian Lira
NOK     Norwegian Krone

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2005, aggregated $74,897,415 and $52,878,252, respectively.


20  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 9/30/05 (unaudited)
--------------------------------------------------------------------------------


ASSETS:
  Investments in securities, at value (including securities
    loaned of $21,701,571) (cost $554,832,010)                   $595,316,999
  Foreign currencies, at value (cost $165,965)                        163,316
  Receivables -
    Investment securities sold                                      1,691,833
    Interest and foreign tax reclaim                               12,040,038
    Reinvestment of distributions                                     145,892
    Forward foreign currency portfolio hedge contract - net         1,852,226
  Prepaid expenses and other assets                                   141,215
                                                                 ------------
     Total assets                                                $611,351,519
                                                                 ------------
LIABILITIES:
  Payables -
    Investment securities purchased                              $  1,151,457
    Upon return of securities loaned                               22,671,532
    Due to custodian                                                   99,434
  Due to affiliate                                                    291,361
  Accrued expenses                                                    162,334
                                                                 ------------
     Total liabilities                                           $ 24,376,118
                                                                 ------------
PREFERRED SHARES AT REDEMPTION VALUE:
  $25,000 liquidation value per share applicable to
    6,040 shares                                                 $151,000,000
                                                                 ------------
NET ASSETS APPLICABLE TO COMMON SHAREOWNERS:
  Paid-in capital                                                $382,273,992
  Undistribution net investment income                              3,597,995
  Accumulated net realized gain on investments and foreign
    currency transactions                                           7,783,431
  Net unrealized gain on investments                               40,484,989
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                      1,834,994
                                                                 ------------
     Net assets applicable to common shareowners                 $435,975,401
                                                                 ============
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
  Based on $435,975,401/26,859,160 common shares                 $      16.23
                                                                 ============


  The accompanying notes are an integral part of these financial statements.  21

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/05


INVESTMENT INCOME:
  Interest                                               $27,424,661
  Income from securities loaned, net                         159,246
                                                         -----------
    Total investment income                                                 $27,583,907
                                                                            -----------
EXPENSES:
  Management fees                                        $ 1,764,009
  Transfer agent fees and expenses                            33,017
  Administrative reimbursements                               20,541
  Auction agent fees                                         196,445
  Custodian fees                                              49,129
  Registration fees                                           11,907
  Professional fees                                           33,352
  Printing expense                                            13,092
  Trustees' fees                                               7,823
  Insurance fees                                              10,019
  Miscellaneous                                               17,444
                                                         -----------
    Total expenses                                                          $ 2,156,778
                                                                            -----------
     Net investment income                                                  $25,427,129
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain from:
    Investments                                          $   425,429
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies       689,585        $ 1,115,014
                                                         -----------        -----------
  Change in net unrealized gain on:
    Investments                                          $(6,718,161)
    Forward foreign currency contracts and other assets
     and liabilities denominated in foreign currencies     1,785,469        $(4,932,692)
                                                         -----------        -----------
     Net loss on investments and foreign currency
       transactions                                                         $(3,817,678)
                                                                            -----------
DISTRIBUTIONS TO PREFERRED SHAREOWNERS FROM
NET INVESTMENT INCOME:                                                      $(2,375,790)
                                                                            -----------
  Net increase in net assets applicable to common
    shareowners resulting from operations                                   $19,233,661
                                                                            ===========


22  The accompanying notes are an integral part of these financial statements.

Pioneer High Income Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 9/30/05 and the Year Ended 3/31/05


                                                        Six Months
                                                           Ended             Year
                                                          9/30/05            Ended
                                                        (unaudited)         3/31/05
FROM OPERATIONS:
  Net investment income                                $  25,427,129     $  50,150,097
  Net realized gain on investments and foreign
    currency transactions                                  1,115,014        11,252,767
  Change in net unrealized gain on investments and
    foreign currency transactions                         (4,932,692)       (6,979,737)
  Distributions to preferred shareowners from:
    Net investment income                                 (2,375,790)       (2,727,375)
    Net realized gains                                             -           (79,055)
                                                       -------------     -------------
    Net increase in net assets applicable to common
     shareowners resulting from operations             $  19,233,661     $  51,616,697
                                                       -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREOWNERS FROM:
  Net investment income ($0.83 and $1.65 per
    share, respectively)                               $ (22,137,022)    $ (44,211,566)
  Net realized capital gains ($0.00 and $0.13 per
    share, respectively)                                           -        (3,558,745)
                                                       -------------     -------------
    Total distributions to common shareowners          $ (22,137,022)    $ (47,770,311)
                                                       -------------     -------------
FROM TRUST SHARE TRANSACTIONS:
  Reinvestment of distributions                        $     575,358     $     900,543
                                                       -------------     -------------
    Net increase in net assets applicable to
     common shareowners resulting from Trust
     share transactions                                $     575,358     $     900,543
                                                       -------------     -------------
    Net increase in net assets applicable to
     common shareowners                                $  (2,328,003)    $   4,746,929
NET ASSETS APPLICABLE TO COMMON
SHAREOWNERS:
  Beginning of period                                    438,303,404       433,556,475
                                                       -------------     -------------
  End of period (including undistributed net
    investment income of $3,597,995 and
    $2,683,678, respectively)                          $ 435,975,401     $ 438,303,404
                                                       =============     =============


The accompanying notes are an integral part of these financial statements.   23

Pioneer High Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                       For the
                                                                                  Six Months Ended        Year
                                                                                       9/30/05            Ended
Per Common Share Operating Performance                                               (unaudited)         3/31/05
Net asset value, beginning of period                                                 $   16.34           $ 16.20
                                                                                     ---------           --------
Increase (decrease) from investment operations:(a)
 Net investment income(d)                                                            $    0.95           $  1.87
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                           (0.14)             0.15
 Dividends and distributions to preferred shareowners from:
  Net investment income                                                                  (0.09)            (0.10)
  Net realized gains                                                                         -                 -(e)
                                                                                     ---------           --------
 Net increase from investment operations                                             $    0.72           $  1.92
Distributions to common shareowners from:
 Net investment income                                                                   (0.83)            (1.65)
 Net realized gains                                                                          -             (0.13)
Changes in estimated offering costs charged to paid-in capital with respect to:
 Common shares                                                                               -                 -
 Preferred shares                                                                            -                 -
                                                                                     ---------           --------
Net increase (decrease) in net asset value                                           $   (0.11)          $  0.14
                                                                                     ---------           --------
Net asset value, end of period(f)                                                    $   16.23           $ 16.34
                                                                                     ---------           --------
Market value, end of period(f)                                                       $   16.49           $ 15.12
                                                                                     ---------           --------
Total return(g)                                                                          14.78%             1.97%
Ratios to average net assets of common shareowners
 Net expenses(h)                                                                          0.99%(i)          1.00%
 Net investment income before preferred share dividends(h)                               11.65%(i)         11.60%
 Preferred share dividends                                                                1.09%(i)          0.63%
Net investment income available to common shareowners                                    10.56%(i)         10.97%
Portfolio turnover                                                                           9%               54%
Net assets of common shareowners, end of period (in thousands)                       $ 435,975           $438,303
Preferred shares outstanding (in thousands)                                          $ 151,000           $151,000
Asset coverage per preferred share, end of period                                    $  97,181           $97,569
Average market value per preferred share                                             $  25,000           $25,000
Liquidation value, including dividends payable, per preferred share                  $  25,000           $25,003

                                                                                        Year            4/25/02(b)
                                                                                        Ended               to
Per Common Share Operating Performance                                                 3/31/04           3/31/03
Net asset value, beginning of period                                                  $  13.43          $  14.33(c)
                                                                                      --------          ---------
Increase (decrease) from investment operations:(a)
 Net investment income(d)                                                             $   1.77          $   1.41
 Net realized and unrealized gain (loss) on investments and foreign currency
  transactions                                                                            2.73             (0.81)
 Dividends and distributions to preferred shareowners from:
  Net investment income                                                                  (0.06)            (0.04)
  Net realized gains                                                                         -                 -
                                                                                      --------          ---------
 Net increase from investment operations                                              $   4.44          $   0.56
Distributions to common shareowners from:
 Net investment income                                                                   (1.65)            (1.38)
 Net realized gains                                                                          -                 -
Changes in estimated offering costs charged to paid-in capital with respect to:
 Common shares                                                                               -             (0.03)
 Preferred shares                                                                        (0.02)            (0.05)
                                                                                      --------          ---------
Net increase (decrease) in net asset value                                            $   2.77          $  (0.90)
                                                                                      --------          ---------
Net asset value, end of period(f)                                                     $  16.20          $  13.43
                                                                                      --------          ---------
Market value, end of period(f)                                                        $  16.57          $  14.49
                                                                                      --------          ---------
Total return(g)                                                                          27.33%             7.29%
Ratios to average net assets of common shareowners
 Net expenses(h)                                                                          0.96%             0.87%(i)
 Net investment income before preferred share dividends(h)                               11.64%            11.62%(i)
 Preferred share dividends                                                                0.39%             0.37%(i)
Net investment income available to common shareowners                                    11.25%            11.25%(i)
Portfolio turnover                                                                          66%               49%
Net assets of common shareowners, end of period (in thousands)                        $433,556          $358,123
Preferred shares outstanding (in thousands)                                           $151,000          $101,000
Asset coverage per preferred share, end of period                                     $ 96,781          $113,647
Average market value per preferred share                                              $ 25,000          $ 25,000
Liquidation value, including dividends payable, per preferred share                   $ 25,000          $ 25,003


 24  The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

Pioneer High Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                 For the
                                                                            Six Months Ended    Year        Year         4/25/02(b)
                                                                                 9/30/05        Ended       Ended            to
Per Common Share Operating Performance (continued)                             (unaudited)     3/31/05     3/31/04        3/31/03
Ratios to average net assets of common shareowners before reimbursement of organization expenses
 Net expenses(h)                                                                 0.99%(i)        1.00%       0.96%        0.88%(i)
 Net investment income before preferred share dividends(h)                      11.65%(i)       11.60%      11.64%       11.61%(i)
 Preferred share dividends                                                       1.09%(i)        0.63%       0.39%        0.37%(i)
 Net investment income available to common shareowners                          10.56%(i)       10.97%      11.25%       11.24%(i)

(a) The per common share data presented above is based upon the average common shares outstanding for the periods presented.
(b) Trust shares were first publicly offered on April 26, 2002.
(c) Net asset value immediately after the closing of the first public offering was $14.30.
(d) Based on average shares outstanding.
(e) Amount is less than $0.01 per common share.
(f) Net asset value and market value are published in Barron's on Saturday, The Wall Street Journal on Monday and The New York Times on Monday and Saturday.
(g) Total investment return is calculated assuming a purchase of common shares at the current market value on the first day and a sale at the current market value on the last day of the periods reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust's dividend reinvestment plan. Total investment return does not reflect brokerage commissions. Total investment returns less than a full period are not annualized. Past performance is not a guarantee of future results.
(h) Ratios do not reflect the effect of dividend payments to preferred shareowners.
(i) Annualized.
The information above represents the operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets of common shareowners and other supplemental data for the periods indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's common shares.


  The accompanying notes are an integral part of these financial statements.  25

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05 (unaudited)
--------------------------------------------------------------------------------


1. Organization and Significant Accounting Policies
Pioneer High Income Trust (the "Trust") was organized as a Delaware statutory trust on January 30, 2002. Prior to commencing operations on April 25, 2002, the Trust had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.

The Trust invests in below investment grade (high-yield) debt securities, loans and preferred stocks. Certain high-yield securities held by the Trust may be convertible into equity securities of the issuer. Debt securities rated below investment grade are commonly referred to as "junk bonds" and are considered speculative. These securities involve greater risk of loss, are subject to greater price volatility, and are less liquid, especially during periods of economic uncertainty or change, than higher rated debt securities.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting year. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. Equity securities are valued at the last sales price on the principal exchanges where they are traded. Fixed income securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    asset value of the Trust's shares are determined as of such times. The Trust may also use the fair value of a security, including a non-U.S. security, when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of the security as of the close of the exchange. As of September 30, 2005, the Trust had no fair valued securities. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust becomes aware of the ex-dividend data in the exercise of reasonable diligence. Discount and premium on debt securities are accreted or amortized daily, respectively, on an effective yield to maturity basis and are included in interest income. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income, including income on interest bearing cash accounts, is recorded on an accrual basis.

    The Trust's investments in foreign markets or countries with limited developing markets may subject the Trust to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Foreign Currency Translation

    The books and records of the Trust are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------


    price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.  Forward Foreign Currency Contracts

    The Trust enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Trust's financial statements. The Trust records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 4).

D.  Federal Income Taxes

    It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment and foreign currency transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid to common and preferred shareowners will be determined at the end of the fiscal year. The distribution during the year ended March 31, 2005 was as follows:

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

Distributions paid from:                                                 2005
Ordinary Income                                                      $48,778,440
Net long-term capital gains                                            1,798,301
                                                                     -----------
 Total taxable distribution                                          $50,576,741
                                                                     -----------

--------------------------------------------------------------------------------

    The following shows components of distributable earnings on a federal income tax basis at March 31, 2005.


--------------------------------------------------------------------------------

Undistributed ordinary income                                        $ 7,839,430
Long-term capital gain                                                 5,722,883
Dividend Payable                                                         (15,820)
Unrealized appreciation                                               43,058,277
                                                                     -----------
 Total                                                               $56,604,770
                                                                     -----------

--------------------------------------------------------------------------------


    The difference between book-basis and tax-basis unrealized appreciation primarily attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains on certain foreign currency contracts, and the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

E.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or subcustodians. Pioneer Investment Management, Inc. ("PIM"), the Trust's investment adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F. Securities Lending

    The Trust lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Trust's custodian acting as the lending agent. When entering into a loan, the Trust receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Trust also continues to receive interest or payments in lieu of dividends on the securities

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------


    loaned. Unrealized gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Trust. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Trust has the right under the securities lending arrangement to recover the securities on loan from the borrower on demand. The Trust invests cash collateral in the Securities Lending Investment Fund which is sponsored by Brown Brothers Harriman & Co., the Trust's custodian.

G.  Automatic Dividend Reinvestment Plan

    All common shareowners automatically participate in the Automatic Dividend Reinvestment Plan (the "Plan"), under which participants receive all dividends and capital gain distributions (collectively, "dividends") in full and fractional common shares of the Trust in lieu of cash. Shareowners may elect not to participate in the Plan. Shareowners not participating in the Plan receive all dividends and capital gain distributions in cash. Participation in the Plan is completely voluntary and may be terminated or resumed at any time by notifying Mellon Investor Services LLC, the agent for shareowners in administering the Plan (the "Plan Agent"), prior to any dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Whenever the Trust declares a dividend on common shares payable in cash, participants in the Plan will receive the equivalent in common shares acquired by the Plan Agent either (i) through receipt of additional unissued but authorized common shares from the Trust or (ii) by purchase of outstanding common shares on the New York Stock Exchange or elsewhere. If, on the payment date for any dividend the net asset value per common share is equal to or less than the market price per share plus estimated brokerage trading fees ("market premium"), the Plan Agent will invest the dividend amount in newly issued common shares. The number of newly issued common shares to be credited to each account will be determined by dividing the dollar amount of the dividend by the net asset value per common share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance does not exceed 5%. If, on the payment date for any dividend, the net asset value per common share is greater than the market value

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


    ("market discount"), the Plan Agent will invest the dividend amount in common shares acquired in open-market purchases. There are no brokerage charges with respect to newly issued common shares. However, each participant will pay a pro rata share of brokerage trading fees incurred with respect to the Plan Agent's open-market purchases. Participating in the Plan does not relieve shareowners from any federal, state or local taxes, which may be due on dividends paid in any taxable year. Shareowners holding Plan shares in a brokerage account may not be able to transfer the shares to another broker and continue to participate in the Plan.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of Unicredito Italiano S.p.A. ("Unicredito Italiano") manages the Trust's portfolio. Management fees are calculated weekly at the annual rate of 0.60% of the Trust's average weekly managed assets. "Managed assets" is the average weekly value of the Trust's total assets minus the sum of the Trust's liabilities, which liabilities exclude debt related to leverage, short-term debt and the aggregate liquidation preference of any outstanding preferred shares. At September 30, 2005, $291,361 was payable to PIM related to management fees.

In addition, under PIM's management and administration agreements, certain other services and costs are paid by PIM and reimbursed by the Trust. For the six months ended September 30, 2005, the Trust recorded $20,541 as "Administrative reimbursements" on the Statement of Operations.

PIM has retained Princeton Administrators, L.P., an affiliate of Merrill Lynch, Pierce, Fenner & Smith Incorporated, to provide certain administrative services to the Trust on its behalf. PIM pays Princeton Administrators, L.P., a monthly fee at an annual rate of 0.07% of the average weekly value of the Trust's managed assets, subject to a minimum monthly fee of $10,000. Princeton Administrators, L.P. receives no compensation directly from the Trust.

3.  Transfer Agents

Pioneer Investment Management Shareholder Services, Inc. ("PIMSS"), a wholly owned indirect subsidiary of UniCredito Italiano, through a sub-transfer agency agreement with Mellon Investor Services LLC, provides substantially all transfer agent and shareowner services related to the Trust's common shares at negotiated rates

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------


which are paid by the Trust. Deutsche Bank Trust Company Americas is the transfer agent, registrar, dividend paying agent and redemption agent with respect to the Trust's Auction Market Preferred Shares ("AMPS"). The Trust pays Deutsche Bank Trust Company Americas an annual fee, as is agreed to from time to time by the Trust and Deutsche Bank Trust Company Americas, for providing such services.

4. Forward Foreign Currency Contracts

During the six months ended September 30, 2005, the Trust had entered into contracts that obligate the Trust to deliver currencies at specified future dates. At the maturity of a contract, the Trust must make delivery of the foreign currency. Alternatively, prior to the settlement date of contracts, the Trust may close out such contracts by entering into an offsetting hedge contract.

Open portfolio hedges at September 30, 2005 were as follows:

--------------------------------------------------------------------------------

                Net                                                    Net
             Contracts   In Exchange   Settlement                   Unrealized
Currency    to Deliver       For          Date        Value            Gain
--------    ----------       ---          ----        -----            ----
EURO        17,000,000   $22,526,700    4/26/06    $20,739,822     $1,786,878
EURO         8,800,000   $10,844,944     7/3/06    $10,779,596     $   65,348
            ----------   -----------               -----------     ----------
Total       25,800,000   $33,371,644               $31,519,418     $1,852,226
            ----------   -----------               -----------     ----------

--------------------------------------------------------------------------------

As of September 30, 2005, the Trust had no outstanding forward cur rency settlement hedges.

5. Trust Shares

There are an unlimited number of common shares of beneficial interest authorized. Of the 26,859,160 common shares of beneficial interest outstanding at September 30, 2005 PIM owned 6,981 shares.

Transactions in common shares of beneficial interest for the six months ended September 30, 2005 and the year ended March 31, 2005 were as follows:

--------------------------------------------------------------------------------

                                                            9/2005      3/2005
Shares outstanding at beginning of period                26,839,948   26,768,347
Reinvestment of distributions                                35,212       55,601
                                                         ----------   ----------
Shares outstanding at end of period                      26,859,160   26,839,948
                                                         ----------   ----------

--------------------------------------------------------------------------------

Pioneer High Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


The Trust may classify or reclassify any unissued common shares of beneficial interest into one or more series of preferred shares of beneficial interest. As of September 30, 2005, there were 6,040 AMPS as follows: Series M7-2,020, Series W28-2,020 and Series TH7-2,000.

Dividends on Series M7 AMPS and Series TH7 AMPS are cumulative at a rate, which is reset every seven days based on the results of an auction. Dividends on Series W28 AMPS are also cumulative at a rate reset every 28 days based on the results of an auction. Dividend rates ranged from 2.89% to 3.65% during the six months ended September 30, 2005.

The Trust may not declare dividends or make other distributions on its common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

The AMPS are redeemable at the option of the Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared. The AMPS are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Trust as set forth in the Agreement and Declaration of Trust are not satisfied.

The holders of AMPS have voting rights equal to the holders of the Trust's common shares (one vote per share) and will vote together with holders of the common shares as a single class. However, holders of AMPS are also entitled to elect two of the Trust's Trustees. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareowners that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to
(a) adopt any plan of reorganization that would adversely affect the preferred shares and (b) take any action requiring a vote of security holders, including, among other things, changes in the Trust's subclassification as a closed-end management investment company or changes in its fundamental investment restrictions.

Pioneer High Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 9/30/05  (unaudited)                   (continued)
--------------------------------------------------------------------------------


6.  Subsequent Events

Subsequent to September 30, 2005, the Board of Trustees of the Trust declared a dividend from undistributed net investment income of $0.1375 per common share payable October 31, 2005, to shareowners of record on October 17, 2005.

For the period October 1, 2005 to October 31, 2005, dividends declared on preferred shares totaled $463,771 in aggregate for the three outstanding preferred share series.


ADDITIONAL INFORMATION (unaudited)

During the period, there have been no material changes in the Trust's investment objective or fundamental policies that have not been approved by the shareowners. There have been no changes in the Trust's charter or By-Laws that would delay or prevent a change in control of the Trust which have not been approved by the shareowners. There have been no changes in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust's portfolio.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Trust may purchase, from time to time, its common shares in the open market.

Pioneer High Income Trust

--------------------------------------------------------------------------------
RESULTS OF SHAREOWNER MEETING
--------------------------------------------------------------------------------


On August 16, 2005, Pioneer High Income Trust held its annual meeting of shareowners to elect Trustees. All Trustees were elected. Here are the detailed results of the votes.

Proposal 1 - To elect Class III Trustees.

--------------------------------------------------------------------------------

Nominee                                                  Affirmative    Withheld
--------------------------------------------------------------------------------
Margaret B.W. Graham                                     25,534,165     577,403
Osbert M. Hood                                           25,557,876     553,692
John Winthrop                                            25,544,322     567,246

--------------------------------------------------------------------------------

Pioneer High Income Trust

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------


Trustees                                Officers
John F. Cogan, Jr., Chairman            John F. Cogan, Jr., President
David R. Bock                           Osbert M. Hood, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                    Vincent Nave, Treasurer
Osbert M. Hood                          Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Shareowner Services and Sub-Transfer Agent
Mellon Investor Services LLC


Preferred Share Auction/Transfer Agent and Registrar
Deutsche Bank Trust Company Americas


Sub-Administration
Princeton Administrators, L.P.



Proxy Voting Policies and Procedures of the Trust are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12 months ended June 30 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on our web site at www.pioneerfunds.com and on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------


We are pleased to offer a variety of convenient ways for you to contact Mellon for assistance or information.

You can call Mellon Investor Services LLC for:

Account Information                                               1-800-710-0935

Telecommunications Device for the Deaf                      (TDD) 1-800-231-5469

Or write to Mellon Investor Services LLC:

For                                                         Write to
 General inquiries, lost dividend checks                    P.O. Box 3315
                                                            South Hackensack, NJ
                                                            07606-1915

 Change of address, account consolidation                   P.O. Box 3316
                                                            South Hackensack, NJ
                                                            07606-1916
 Lost stock certificates                                    P.O. Box 3317

                                                            South Hackensack, NJ
                                                            07606-1917
 Stock transfer                                             P.O. Box 3312

                                                            South Hackensack, NJ
                                                            07606-1912
 Dividend reinvestment plan (DRIP)                          P.O. Box 3338
                                                            South Hackensack, NJ
                                                            07606-1938

For additional information, please contact your investment advisor or visit our web site www.pioneerfunds.com.

The Trust files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareowners may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.



N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

N/A


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  November 29, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date November 29, 2005

* Print the name and title of each signing officer under his or her signature.